Share capital - Share Consolidation (Details) - shares	Nov. 17, 2015	Nov. 16, 2015
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares outstanding (in shares)	6,559,846	655,984,512
Number of shares issued (in shares)	6,559,846	655,984,512